Pensions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Net pension cost [table text block]
Net pension cost
(in USD million) 2021 2020 2019
Current service cost 209 184 206
Past service cost 3 - -
Losses/(gains) from curtailment, settlement or plan

amendment
- - 3
Notional contribution plans 60 55 56
Defined benefit plans 272 238 265
Defined contribution plans 213 192 182
Total net pension cost 488 432 446

Disclosure of defined benefit plans [table text block]
Changes in defined benefit obligations (DBO) and

plan assets during the year
(in USD million) 2021 2020
DBO at 1 January 9,216 8,363
Current service cost 208 184
Interest cost 238 203
Actuarial (gains)/losses - Financial assumptions 294 443
Actuarial (gains)/losses - Experience (66) (61)
Past service cost 3 -
Benefits paid (295) (250)
Paid-up policies - (7)
Foreign currency translation effects (300) 286
Changes in notional contribution liability 60 55
DBO at 31 December 9,358 9,216
Fair value of plan assets at 1 January 6,234 5,589
Interest income 106 117
Return on plan assets (excluding interest income) 291 385
Company contributions 114 96
Benefits paid (137) (113)
Paid-up policies and personal insurance - (7)
Foreign currency translation effects (204) 167
Fair value of plan assets at 31 December 6,404 6,234
Net pension liability at 31 December (2,954) (2,981)
Represented by:
Asset recognised as non-current pension assets

(funded plan)
1,449 1,310
Liability recognised as non-current pension liabilities

(unfunded plans)
(4,403) (4,292)
DBO specified by funded and unfunded pension plans 9,359 9,216
Funded 4,959 4,927
Unfunded 4,400 4,288
Actual return on assets 397 501

Actuarial losses and gains recognised directly in Other comprehensive income [text block]
Actuarial losses and gains recognised directly

in Other comprehensive income (OCI)
(in USD million) 2021 2020 2019
Net actuarial (losses)/gains recognised in OCI

during the year
63 3 401
Foreign currency translation effects 84 (109) 27
Tax effects of actuarial (losses)/gains recognised in OCI (35) 19 (98)
Recognised directly in OCI during the year, net of tax 112 (87) 330
Cumulative actuarial (losses)/gains recognised directly

in OCI, net of tax
(787) (899) (812)

Actuarial assumptions [text block]
Actuarial assumptions
Assumptions used to determine
benefit costs in %
Assumptions used to determine
benefit obligations in %
Rounded to the nearest quartile 2021 2020 2021 2020
Discount rate
1.75 2.25 2.00 1.75
Rate of compensation increase
2.00 2.25 2.50 2.00
Expected rate of pension increase
1.25 1.50 1.75 1.25
Expected increase of social security base amount (G-amount)
2.00 2.25 2.25 2.00
Weighted-average duration of the defined benefit obligation
15.2 15.6

Disclosure of sensitivity analysis for actuarial assumptions [table text block]
Discount rate
Expected rate of
compensation
increase
Expected rate of
pension increase Mortality assumption
(in USD million) 0.50% -0.50% 0.50% -0.50% 0.50% -0.50% + 1 year - 1 year
Effect on:
Defined benefit obligation at 31 December 2021 (645) 731 157 (150) 601 (545) 367 (330)
Service cost 2022 (20) 24 10 (9) 16 (14) 8 (7)

Portfolio weighting as approved by the board of Statoil Pension [text block]
Pension assets on investments classes Target portfolio
weight (in %) 2021 2020
Equity securities 34.1 34.1 29-38
Bonds 50.2 50.2 46-59
Money market instruments 9.1 9.4 0-14
Real estate 6.6 6.4 5-10
Other assets, including derivatives 0.0 (0.1)
Total 100.0 100.0